Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Sep. 27, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic		€ 2,133.1	€ 1,176.2	€ 1,028.1
Income (Loss) from Continuing Operations before Income Taxes, Foreign		312.8	515.2	520.5
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest		2,445.9	1,691.4	1,548.6
Current Income Tax Expense Benefit Netherlands	€ (73.7)	(343.0)	(66.5)
Deferred Income Tax Expense Benefit Netherlands		51.0	(70.6)	(5.9)
Income Tax Expense Benefit Continuing Operations Netherlands		(292.0)	(137.1)	(79.6)
Current Foreign Tax Expense (Benefit)		(24.1)	(91.4)	(42.4)
Deferred Foreign Income Tax Expense (Benefit)		5.4	9.0	(39.4)
Foreign Income Tax Expense (Benefit), Continuing Operations		(18.7)	82.4	81.8
Current Income Tax Expense (Benefit)		(367.1)	(157.9)	(116.1)
Deferred Income Tax Expense (Benefit)		56.4	(61.6)	(45.3)
Provision for income taxes		€ (310.7)	€ (219.5)	€ (161.4)